Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-cancellable Capital Expenditure	As of December 31, 2021, future minimum payments with respect to these agreements consist of the following:

	RMB	US$ (Note 2 (e))
Years Ending December 31,
2022	175,000	27,461
2023	162,000	25,421

Schedule of Future Minimum Lease Payments with Respect to Agreements	As of December 31, 2021, future minimum payments under non-cancellable capital expenditure of the following:

	RMB	US$ (Note 2 (e))
Years Ending December 31,
2022	1,344	211
2023	188	30
2024	—	—